UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Senior Income Fund (NSL)
April 30, 2012

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests - 113.0% (86.2% of Total Investments) (4)
	Aerospace & Defense - 0.3% (0.3% of Total Investments)
$408	DAE Aviation Holdings, Inc., Term Loan B1	5.470%	7/31/14	B	$408,120
389	DAE Aviation Holdings, Inc., Term Loan B2	5.470%	7/31/14	B	389,494
797	Total Aerospace & Defense				797,614
	Airlines - 1.0% (0.8% of Total Investments)
2,000	Delta Air Lines, Inc., Revolving Term Loan, Delayed Draw, (5)	0.750%	3/28/13	Ba2	(33,334)
2,465	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	2,446,670
4,465	Total Airlines				2,413,336
	Auto Components - 2.9% (2.2% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	863,334
3,001	Federal-Mogul Corporation, Tranche B, Term Loan	2.178%	12/29/14	Ba3	2,911,288
1,532	Federal-Mogul Corporation, Tranche C, Term Loan	2.178%	12/28/15	Ba3	1,485,753
1,500	Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	1,480,782
6,922	Total Auto Components				6,741,157
	Biotechnology - 3.3% (2.5% of Total Investments)
1,247	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	1,265,578
667	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	686,668
1,785	Grifols SA, Term Loan	4.500%	6/01/17	BB	1,791,621
4,001	Onex Carestream Finance LP, Term Loan DD1	5.000%	2/25/17	BB-	3,911,324
7,700	Total Biotechnology				7,655,191
	Building Products - 0.9% (0.7% of Total Investments)
1,273	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	1,296,989
863	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	870,425
2,136	Total Building Products				2,167,414
	Capital Markets - 0.4% (0.3% of Total Investments)
292	BNY Convergex Group LLC, Incremental Term Loan	5.000%	12/19/16	B+	291,701
663	BNY Convergex Group LLC, Term Loan	5.000%	12/19/16	B+	662,415
955	Total Capital Markets				954,116
	Chemicals - 1.5% (1.1% of Total Investments)
808	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Baa3	840,716
1,201	Styron S.a.r.l. Corporation,Term Loan, DD1	6.000%	8/02/17	B+	1,122,508
1,461	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,465,737
3,470	Total Chemicals				3,428,961
	Commercial Banks - 0.4% (0.3% of Total Investments)
993	SourceCorp First Lien Term Loan	6.625%	4/28/17	B1	918,062
	Commercial Services & Supplies - 0.7% (0.5% of Total Investments)
1,583	Ceridian Corporation, US Term Loan	3.239%	11/09/14	B1	1,518,442
	Communications Equipment - 2.5% (1.9% of Total Investments)
3,842	Avaya, Inc., Term Loan	3.241%	10/27/14	B1	3,777,779
1,000	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	1,015,313
1,013	Intelsat, Term Loan	5.250%	4/02/18	BB-	1,019,804
5,855	Total Communications Equipment				5,812,896
	Construction Materials - 0.4% (0.3% of Total Investments)
852	Schaeffler AG, Term Loan C2, First Lien	6.000%	1/27/17	B1	857,325
	Consumer Finance - 0.7% (0.5% of Total Investments)
1,625	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	1,542,531
	Containers & Packaging - 2.2% (1.7% of Total Investments)
4,265	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	4,331,936
693	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	703,583
4,958	Total Containers & Packaging				5,035,519
	Distributors - 2.2% (1.7% of Total Investments)
5,000	HD Supply Inc., Term Loan B, WI/DD	TBD	TBD	B+	5,034,400
	Diversified Consumer Services - 1.3% (1.0% of Total Investments)
1,149	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,162,730
1,980	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,957,416
3,129	Total Diversified Consumer Services				3,120,146
	Diversified Financial Services - 2.1% (1.6% of Total Investments)
1,514	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	BB	1,521,450
1,500	Ineos US Finance LLC, Term Loan B, WI/DD	TBD	TBD	B+	1,509,844
1,714	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	1,722,857
4,728	Total Diversified Financial Services				4,754,151
	Diversified Telecommunication Services - 3.1% (2.4% of Total Investments)
2,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.739%	3/06/14	BB+	1,989,062
2,000	Intelsat, Unsecured Term Loan	2.740%	2/01/14	B	1,981,876
2,267	Level 3 Financing, Inc., Term Loan	2.653%	3/13/14	Ba3	2,255,333
992	WideOpenWest Finance LLC, Term Loan, First Lien	2.740%	6/30/14	B1	988,468
7,259	Total Diversified Telecommunication Services				7,214,739
	Electric Utilities - 0.2% (0.2% of Total Investments)
854	TXU Corporation, 2014 Term Loan	3.741%	10/10/14	B2	490,913
	Electrical Equipment - 0.3% (0.2% of Total Investments)
594	Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	595,237
	Electronic Equipment & Instruments - 0.7% (0.6% of Total Investments)
1,990	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,711,400
	Energy Equipment & Services - 0.5% (0.4% of Total Investments)
1,103	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	1,111,221
	Food & Staples Retailing - 3.8% (2.9% of Total Investments)
1,500	Roundy’s Supermarkets, Inc., Term Loan B, First Lien	5.750%	2/10/19	BB-	1,515,375
7,334	U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	7,225,864
8,834	Total Food & Staples Retailing				8,741,239
	Food Products - 1.6% (1.2% of Total Investments)
1,727	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,732,718
1,970	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	1,981,081
3,697	Total Food Products				3,713,799
	Health Care Equipment & Supplies - 2.6% (2.0% of Total Investments)
4,988	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	5,099,719
225	Fenwal, Inc., Delayed Term Loan	2.739%	2/28/14	B	220,945
714	Fenwal, Inc., Term Loan	2.739%	2/28/14	B	701,071
5,927	Total Health Care Equipment & Supplies				6,021,735
	Health Care Providers & Services - 10.6% (8.0% of Total Investments)
1,454	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,459,307
1,422	Community Health Systems, Inc., Term Loan	2.627%	7/25/14	BB	1,411,541
2,635	Gentiva Term Loan B	6.500%	8/17/16	B1	2,513,293
3,572	Golden Living, Term Loan	5.000%	5/04/18	B+	3,381,459
256	HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	252,273
599	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	599,625
1,820	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	1,751,349
3,233	LifeCare, Term Loan	8.219%	2/01/16	CCC-	2,974,752
854	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	853,115
1,485	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,474,482
2,484	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	2,423,719
1,074	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,059,737
1,098	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	1,081,311
1,732	Universal Health Services Term Loan B	3.754%	11/15/16	Ba2	1,735,989
1,547	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,558,786
25,265	Total Health Care Providers & Services				24,530,738
	Health Care Technology - 1.7% (1.3% of Total Investments)
3,624	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	3,659,586
300	Fenwal, Inc., Term Loan, Second Lien	5.739%	8/28/14	B-	294,000
3,924	Total Health Care Technology				3,953,586
	Hotels, Restaurants & Leisure - 7.7% (5.9% of Total Investments)
1,965	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,977,266
1,788	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.489%	1/28/18	B	1,638,920
243	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	241,963
3,381	CCM Merger, Inc., Term Loan	6.000%	3/01/17	B+	3,380,184
980	Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	982,570
1,582	Herbst Gaming LLC, Term Loan	10.000%	12/31/15	BB-	1,620,102
2,000	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/19/18	B+	2,002,812
1,058	Orbitz Worldwide, Inc., Term Loan	3.239%	7/25/14	B+	1,033,204
225	OSI Restaurant Partners LLC, Revolver	4.112%	6/14/13	BB-	222,321
1,907	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	BB-	1,887,164
1,021	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB	1,023,768
1,800	Wendy’s/Arby’s Restaurants, Inc., Term Loan B, WI/DD	TBD	TBD	Ba2	1,811,624
17,950	Total Hotels, Restaurants & Leisure				17,821,898
	Household Products - 0.9% (0.7% of Total Investments)
2,178	Spectrum Brands, Inc., Term Loan	5.001%	6/17/16	B1	2,188,837
	Industrial Conglomerates - 0.8% (0.6% of Total Investments)
662	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	663,528
420	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	419,759
720	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	729,379
1,802	Total Industrial Conglomerates				1,812,666
	Internet Software & Services - 4.9% (3.7% of Total Investments)
2,206	Go Daddy Operating Co., LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	2,214,084
1,432	Open Solutions, Inc., Term Loan B	2.595%	1/23/14	B+	1,384,732
1,446	Sabre, Inc., Extended Term Loan, First Lien	5.989%	9/30/17	B1	1,375,089
1,446	Sabre, Inc., Term Loan	2.239%	9/30/14	B1	1,394,974
1,957	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	1,976,340
2,943	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	2,954,435
11,430	Total Internet Software & Services				11,299,654
	IT Services - 4.3% (3.3% of Total Investments)
1,463	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	1,462,500
3,578	First Data Corporation, Term Loan B-1	5.240%	3/24/17	B+	3,423,164
2,225	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	2,148,935
478	SRA International, Term Loan	6.500%	7/20/18	B1	478,906
1,376	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	Ba1	1,376,148
1,154	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,146,633
10,274	Total IT Services				10,036,286
	Leisure Equipment & Products - 2.0% (1.5% of Total Investments)
1,995	Academy, Ltd., Term Loan	6.000%	8/03/18	B	2,017,593
1,776	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,787,065
730	Eastman Kodak Co., DIP Term Loan	8.500%	7/20/13	B1	744,618
4,501	Total Leisure Equipment & Products				4,549,276
	Machinery - 0.5% (0.4% of Total Investments)
1,197	Rexnord Corporation, Replacement Term Loan	5.000%	4/01/18	BB	1,209,733
	Media - 9.3% (7.0% of Total Investments)
1,133	Atlantic Broadband Finance LLC, Term Loan, Second Lien	9.750%	10/04/19	B-	1,134,751
2,194	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, DD1	5.740%	7/09/17	B+	1,936,915
2,500	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	2,476,875
2,000	Charter Communications Operating, LLC, Term Loan B	4.000%	5/15/19	BB+	1,998,000
1,994	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	2,015,758
1,000	Cumulus Media, Inc., Term Loan	7.500%	3/18/19	B2	1,019,075
585	Emmis Operating Company, Term Loan	4.472%	11/01/13	Caa2	570,192
1,455	Gray Television, Inc., Term Loan B	3.750%	12/31/14	B+	1,449,987
572	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	574,450
1,885	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B	1,866,442
926	SuperMedia, Term Loan	11.000%	12/31/15	Caa3	522,004
910	Tribune Company, Term Loan B, (6)	0.000%	6/04/14	Ca	629,778
4,890	Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	4,573,588
1,858	Yell Group PLC, Term Loan	3.989%	7/31/14	CCC+	591,771
23,902	Total Media				21,359,586
	Multiline Retail - 0.8% (0.6% of Total Investments)
850	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	853,788
935	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	939,176
1,785	Total Multiline Retail				1,792,964
	Oil, Gas & Consumable Fuels - 5.5% (4.2% of Total Investments)
329	Alon USA Energy, Inc., Edgington Facility	2.489%	8/05/13	B+	319,980
2,629	Alon USA Energy, Inc., Paramount Facility	2.489%	8/05/13	B+	2,559,746
997	CCS Income Trust, Delayed Term Loan	3.239%	11/14/14	B	975,000
1,990	CCS Income Trust, Term Loan	3.239%	11/14/14	B	1,944,844
1,000	Crestwood Holdings LLC, Term Loan B	9.750%	3/26/18	CCC+	1,018,750
1,250	El Paso Corporation, Term Loan, WI/DD	TBD	TBD	BB-	1,265,162
3,300	Energy Transfer Partners LP, Term Loan B	3.750%	3/23/17	Ba1	3,265,821
1,257	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	1,277,409
12,752	Total Oil, Gas & Consumable Fuels				12,626,712
	Paper & Forest Products - 2.6% (2.0% of Total Investments)
2,731	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	2,799,721
3,618	Wilton Products, Term Loan	3.490%	8/01/14	N/R	3,328,449
6,349	Total Paper & Forest Products				6,128,170
	Personal Products - 1.3% (0.9% of Total Investments)
721	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	722,754
1,465	Prestige Brands, Inc., Term Loan 1	5.262%	1/27/19	BB-	1,476,636
717	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	718,261
2,903	Total Personal Products				2,917,651
	Pharmaceuticals - 5.6% (4.3% of Total Investments)
1,084	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,086,196
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	60,000
322	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	293,130
2,993	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	3,027,725
2,382	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	2,391,678
1,500	Valeant Pharmaceuticals, Term Loan B, First Lien	3.260%	2/01/19	BBB-	1,499,388
2,103	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	2,111,895
1,052	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	1,055,948
1,446	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	1,451,928
14,882	Total Pharmaceuticals				12,977,888
	Professional Services - 0.1% (0.1% of Total Investments)
629	Vertrue Inc., Term Loan, (6)	7.250%	8/16/14	D	194,935
	Real Estate Investment Trust - 1.4% (1.1% of Total Investments)
1,454	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	1,454,481
900	Walter Investment Management Corporation, Second Lien Term Loan	7.750%	6/30/16	B+	938,250
833	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	838,744
3,187	Total Real Estate Investment Trust				3,231,475
	Real Estate Management & Development - 3.0% (2.3% of Total Investments)
3,734	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	3,722,912
1,619	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,628,867
1,722	Realogy Corporation, Delayed Term Loan	4.770%	10/10/16	B1	1,605,070
7,075	Total Real Estate Management & Development				6,956,849
	Road & Rail - 1.1% (0.9% of Total Investments)
2,562	Swift Transportation Company, Inc., Term Loan, Tranche B2, DD1	5.000%	12/15/17	BB	2,588,947
	Semiconductors & Equipment - 1.3% (1.0% of Total Investments)
1,980	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	1,960,200
1,044	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,027,410
3,024	Total Semiconductors & Equipment				2,987,610
	Software - 7.1% (5.4% of Total Investments)
2,493	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	2,481,284
1,805	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	1,836,820
1,234	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.663%	7/31/17	B-	1,212,707
2,500	IPC Systems, Inc., Term Loan, Second Lien	5.518%	6/01/15	CCC	2,148,408
7,750	Lawson Software Inc., Term Loan B	6.250%	3/30/18	B+	7,861,406
988	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	992,134
16,770	Total Software				16,532,759
	Specialty Retail - 3.3% (2.5% of Total Investments)
873	Toys “R” Us - Delaware, Inc., Term Loan	5.250%	5/17/18	B+	858,334
1,425	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	B+	1,423,597
237	Claire’s Stores, Inc., Term Loan B	3.057%	5/29/14	B	226,484
990	J Crew Group, Term Loan	4.750%	3/07/18	B1	982,575
2,181	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,181,153
1,122	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	1,138,319
905	Michaels Stores, Inc., Term Loan B1	2.750%	10/31/13	BB-	907,332
7,733	Total Specialty Retail				7,717,794
	Wireless Telecommunication Services - 1.6% (1.2% of Total Investments)
1,828	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	Ba1	1,833,217
2,284	Clear Channel Communications, Inc., Tranche B, Term Loan	3.889%	1/29/16	CCC+	1,843,082
4,112	Total Wireless Telecommunication Services				3,676,299
$271,612	Total Variable Rate Senior Loan Interests (cost $265,968,340)				261,443,857

Shares	Description (1)				Value
	Common Stocks - 1.9% (1.4% of Total Investments)
	Building Products - 1.1% (0.8% of Total Investments)
88,501	Masonite Worldwide Holdings, (7), (12)				$2,544,404
	Hotels, Restaurants & Leisure - 0.2% (0.2% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (7), (12)				512,100
	Media - 0.6% (0.4% of Total Investments)
48,954	Metro-Goldwyn-Mayer, (7), (12)				1,324,818
	Total Common Stocks (cost $7,659,565)				4,381,322

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds - 13.0% (9.8% of Total Investments)
	Commercial Services & Supplies - 0.2% (0.2% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$476,250
	Communications Equipment - 1.1% (0.9 of Total Investments)
1,000	Avaya Inc.	9.750%	11/01/15	CCC+	991,250
850	Nortel Networks Corp., (6)	1.750%	4/15/14	N/R	847,875
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	745,875
2,500	Total Communications Equipment				2,585,000
	Distributors - 0.5% (0.4% of Total Investments)
1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,073,750
	Diversified Telecommunication Services - 0.5% (0.3% of Total Investments)
1,000	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,037,500
	Health Care Equipment & Supplies - 1.2 (0.9% of Total Investments)
1,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	1,753,125
1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,075,000
2,700	Total Health Care Equipment & Supplies				2,828,125
	Health Care Providers & Services - 1.8 (1.4% of Total Investments)
1,000	HCA Inc., (11)	8.500%	4/15/19	BB+	1,121,875
1,160	Select Medical Corporation	7.625%	2/01/15	B-	1,171,600
1,500	Select Medical Corporation	6.267%	9/15/15	B-	1,421,250
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	509,375
4,160	Total Health Care Providers & Services				4,224,100
	Household Products - 1.0% (0.7% of Total Investments)
2,000	Sprectum Brands Inc.	9.500%	6/15/18	BB-	2,265,000
	IT Services - 0.5% (0.3% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,022,500
	Machinery - 0.9% (0.6 of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,970,000
	Media - 1.9% (1.5% of Total Investments)
2,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	1,762,500
1,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	737,500
3,200	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,760,000
200	WMG Acquisition Group	11.500%	10/01/18	B3	218,000
6,400	Total Media				4,478,000
	Paper & Forest Products - 0.4% (0.3% of Total Investments)
1,000	Verso Paper Holdings LLC	4.216%	8/01/14	B	935,000
	Pharmaceuticals - 1.9% (1.4% of Total Investments)
2,000	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	1,920,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,027,500
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	498,750
4,500	Total Pharmaceuticals				4,446,250
	Road & Rail - 0.4% (0.3% of Total Investments)
1,000	Avis Budget Car Rental	2.957%	5/15/14	B+	985,000
	Software - 0.7% (0.6% of Total Investments)
850	Lawson Software Inc., 144A	11.500%	7/15/18	B-	952,000
750	Lawson Software Inc., 144A	9.375%	4/01/19	B-	783,751
1,600	Total Software				1,735,751
	Specialty Retail - 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (6)	11.000%	12/01/17	N/R	48
$31,840	Total Corporate Bonds (cost $28,739,728)				30,062,274

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 3.4% (2.6% of Total Investments)
$7,894	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/12, repurchase price $7,893,795, collateralized by $5,410,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $8,054,138	0.010%	5/01/12		$7,893,793
	Total Short-Term Investments (cost $7,893,793)				7,893,793
	Total Investments (cost $310,261,426) - 131.3%				303,781,246
	Borrowings - (32.6)% (8), (9)				(75,500,000)
	Other Assets Less Liabilities - (1.3)% (10)				3,160,558
	Net Assets Applicable to Common Shares - 100%				$231,441,804

Investments in Derivatives at April 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(345,643)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,083,362)
							$(1,429,005)

* Annualized.

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

			Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests		$ –	$ 261,443,857	$ –	$ 261,443,857
	Common Stocks*		–	4,381,322	–	4,381,322
	Corporate Bonds		–	30,062,274	–	30,062,274
	Short-Term Investments:
	Repurchase Agreements		–	7,893,793	–	7,893,793
	Derivatives:
	Interest Rate Swaps**		–	(1,429,005)	–	(1,429,005)
	Total		$ –	$ 302,352,241	$ –	$ 302,352,241
	* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
	** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
	During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

			Location on the Statement of Assets Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net	$—	Unrealized depreciation on interest rate swaps, net	$(1,429,005)

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At April 30, 2012, the cost of investments (excluding investments in derivatives) was $310,471,016.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

	Gross unrealized:
	Appreciation					$ 9,307,911
	Depreciation					(15,997,681)

	Net unrealized appreciation (depreciation) of investments					$ (6,689,770)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at April 30, 2012. Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2012.

(6)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Borrowings as a percentage of total investments is 24.9%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30,2012.
(11)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(12)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012